UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (192,100)	$ (28,678)	¥ (243,867)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Depreciation and amortization	2,081	311	4,185
Share-based compensation expenses	9,207	1,375	22,956
Gain on short-term investments	(153)	(23)	(279)
Impairment loss for non-current assets	7,642	1,141
Impairment on short-term investments	144,027	21,503
Impairment loss for equity method investments	62,623	9,349
Share of (profit) loss from equity method investments, net of income tax	115	17	(33)
Dividend received from equity method investments			236
(Reversal)Allowance for doubtful accounts	(81,004)	(12,094)	99,134
(Gain) Loss on disposal of property and equipment	175	26	(8)
Foreign currency exchange loss (gain), net	(441)	(66)	268
Deferred income tax expenses			(638)
Changes in operating assets and liabilities, net of effects of acquisition
Accounts receivable	299,277	44,681	369,386
Prepayments and other assets	21,664	3,234	64,458
Accounts payable	(262,834)	(39,240)	(280,136)
Customers' refundable fees	9,433	1,408	1,109
Accrued expenses and other payables	(70,588)	(10,540)	(95,354)
Income tax payables	4,246	634	819
Net cash used in operating activities	(46,630)	(6,962)	(57,764)
Cash flows from investing activities:
Purchase of property, equipment and software	(194)	(29)	(11,067)
Proceeds from disposal of property, equipment and software			39
Investment in equity method investments	(32,354)	(4,830)	(490)
Return of capital from equity method investees	19,311	2,883	26,652
Cash proceeds from (paid for) business combination, net of cash acquired	(648)	(97)	3,595
Cash paid for short-term investments	(262,896)	(39,249)	(71,139)
Proceeds from disposal of short-term investments	121,022	18,068	69,269
Net cash (used in) provided by investing activities	(155,759)	(23,254)	16,859
Cash flows from financing activities:
Contribution from noncontrolling shareholder	490	73	78
Cash proceeds from short-term bank borrowings			54,180
Repayment for short-term bank borrowings	(50,000)	(7,465)	(206,944)
Net cash used in financing activities	(49,510)	(7,392)	(152,686)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	9,601	1,434	(4,182)
Net decrease in cash, cash equivalents and restricted cash	(242,298)	(36,174)	(197,773)
Cash, cash equivalents and restricted cash at the beginning of the period	516,238	77,072	936,030
Cash, cash equivalents and restricted cash at the end of the period	273,940	40,898	738,257
Supplemental information
Interest paid	(3,233)	(483)	(11,456)
Income tax paid	¥ (812)	$ (121)	¥ (445)